SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Statements of Comprehensive Income)(Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Supplemental Guarantor Financial Information Statements Of Comprehensive Income [Line Items]
Net income	$ (1.0)	$ 42.3	$ (38.9)	$ 55.4
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(10.8)	0.3	4.7	(1.1)
Unrealized (losses) gains on derivative contracts, net	(1.8)	(0.2)	1.2	(0.5)
Amortization of prior service costs and actuarial losses, net	3.5	5.3	7.3	10.4
Other comprehensive income	(9.1)	5.4	13.2	8.8
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(10.1)	47.7	(25.7)	64.2
Parent Guarantor [Member]
Supplemental Guarantor Financial Information Statements Of Comprehensive Income [Line Items]
Net income	(1.0)	42.3	(38.9)	55.4
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.0	0.0
Unrealized (losses) gains on derivative contracts, net	(1.8)	(0.2)	1.2	(0.5)
Amortization of prior service costs and actuarial losses, net	3.4	5.0	6.7	9.7
Other comprehensive income	1.6	4.8	7.9	9.2
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	0.6	47.1	(31.0)	64.6
Subsidiary Issuer [Member]
Supplemental Guarantor Financial Information Statements Of Comprehensive Income [Line Items]
Net income	(7.2)	0.0	11.5	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.0	0.0
Unrealized (losses) gains on derivative contracts, net	0.0	0.0	0.0	0.0
Amortization of prior service costs and actuarial losses, net	0.0	0.0	0.0	0.0
Other comprehensive income	0.0	0.0	0.0	0.0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(7.2)	0.0	11.5	0.0
Subsidiary Non-Guarantor [Member]
Supplemental Guarantor Financial Information Statements Of Comprehensive Income [Line Items]
Net income	30.5	46.3	26.6	61.4
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(10.8)	0.3	4.7	(1.1)
Unrealized (losses) gains on derivative contracts, net	0.0	0.0	0.0	0.0
Amortization of prior service costs and actuarial losses, net	0.1	0.3	0.6	0.7
Other comprehensive income	(10.7)	0.6	5.3	(0.4)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	19.8	46.9	31.9	61.0
Eliminations [Member]
Supplemental Guarantor Financial Information Statements Of Comprehensive Income [Line Items]
Net income	(23.3)	(46.3)	(38.1)	(61.4)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.0	0.0
Unrealized (losses) gains on derivative contracts, net	0.0	0.0	0.0	0.0
Amortization of prior service costs and actuarial losses, net	0.0	0.0	0.0	0.0
Other comprehensive income	0.0	0.0	0.0	0.0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (23.3)	$ (46.3)	$ (38.1)	$ (61.4)